Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities

NOTE 10 COMMITMENTS AND CONTINGENT LIABILITIES

PURCHASE COMMITMENTS AND OPERATING LEASES

Certain property, machinery and equipment are leased under cancelable and non-cancelable agreements.

Unconditional purchase obligations have been entered into in the ordinary course of business, principally for capital projects and the purchase of certain pulpwood, logs, wood chips, raw materials, energy and services, including fiber supply agreements to purchase pulpwood that were entered into concurrently with the Company's 2006 Transformation Plan forestland sales and in conjunction with the 2008 acquisition of Weyerhaeuser Company's Containerboard, Packaging and Recycling business.

At December 31, 2011, total future minimum commitments under existing non-cancelable operating leases and purchase obligations were as follows:

In millions	2012	2013	2014	2015	2016	Thereafter
Lease obligations	$160	$129	$103	$86	$63	$146
Purchase obligations (a)	2,647	637	559	544	530	2,484
Total	$2,807	$766	$662	$630	$593	$2,630

(a)

Includes $3.8 billion relating to fiber supply agreements entered into at the time of the Company's 2006 Transformation Plan forestland sales and in conjunction with the 2008 acquisition of Weyerhaeuser Company's Containerboard, Packaging and Recycling business.

Rent expense was $205 million, $210 million and $216 million for 2011, 2010 and 2009, respectively.

GUARANTEES

In connection with sales of businesses, property, equipment, forestlands and other assets, International Paper commonly makes representations and warranties relating to such businesses or assets, and may agree to indemnify buyers with respect to tax and environmental liabilities, breaches of representations and warranties, and other matters. Where liabilities for such matters are determined to be probable and subject to reasonable estimation, accrued liabilities are recorded at the time of sale as a cost of the transaction.

LITIGATION

International Paper has been named as a potentially responsible party in environmental remediation actions under various federal and state laws, including the Comprehensive Environmental Response, Compensation and Liability Act (CERCLA). Most of these proceedings involve the cleanup of hazardous substances at large commercial landfills that received waste from many different sources. While joint and several liability is authorized under CERCLA and equivalent state laws, as a practical matter, liability for CERCLA cleanups is typically allocated among the many potentially responsible parties. Remedial costs are recorded in the consolidated financial statements when they become probable and reasonably estimable. International Paper has estimated the probable liability associated with these matters to be approximately $98 million in the aggregate.

One of the matters referenced above is a closed wood treating facility located in Cass Lake, Minnesota. During 2009, in connection with an environmental site remediation action under CERCLA, International Paper submitted to the EPA a feasibility study. In June 2011, the EPA selected and published a proposed soil remedy at the site with an estimated cost of $46 million. As a result, the Company has adjusted the overall remediation reserve for the site to $51 million to address this recent selection of an alternative for the soil remediation component of the overall site remedy. In October 2011, the EPA released a public statement indicating that the final soil remedy decision would be delayed. In the unlikely event that the EPA changes its proposed soil remedy and approves instead a more expensive clean-up alternative, the remediation costs could be material, and significantly higher than amounts currently recorded.

In addition to the above matters, other remediation costs typically associated with the cleanup of hazardous substances at the Company's current, closed or formerly-owned facilities, and recorded as liabilities in the balance sheet, totaled approximately $47 million. Other than as described above, completion of required remedial actions is not expected to have a material effect on our consolidated financial statements.

The Company is a potentially responsible party with respect to the Allied Paper, Inc./Portage Creek/Kalamazoo River Superfund Site (Kalamazoo River Superfund Site) in Michigan. The EPA asserts that the site is contaminated primarily by PCBs as a result of discharges from various paper mills located along the river, including a paper mill formerly owned by St. Regis. The Company is a successor in interest to St. Regis. International Paper has not received any orders from the EPA with respect to the site and is in the process of collecting information from the EPA and other parties relative to the Kalamazoo River Superfund Site to evaluate the extent of its liability, if any, with respect to the site. Accordingly, it is premature to estimate a loss or range of loss with respect to this site.

Also in connection with the Kalamazoo River Superfund Site, the Company was named as a defendant by Georgia Pacific Consumers Products LP, Fort James Corporation and Georgia Pacific LLC in a contribution and cost recovery action for alleged pollution at the Kalamazoo River Superfund Site. The suit seeks contribution under CERCLA for $79 million in costs purportedly expended to date by plaintiffs, and for future remediation costs. The suit alleges that a mill, during the time it was allegedly owned and operated by St. Regis, discharged PCB contaminated solids and paper residuals resulting from paper de-inking and recycling. Also named as defendants in the suit are NCR Corporation and Weyerhaeuser Company. In mid-2011, the suit was transferred from District Court for the Eastern District of Wisconsin to the District Court for the Western District of Michigan. The Company is involved in the early phases of discovery and believes it is premature to predict the outcome or to estimate the amount or range of loss, if any, which may be incurred.

International Paper and McGinnis Industrial Maintenance Corporation, a subsidiary of Waste Management, Inc., are potentially responsible parties at the San Jacinto River Superfund Site in Harris County, Texas, and have been actively participating in investigation and remediation activities at this Superfund Site.

In December, 2011, Harris County, Texas filed a suit against the Company in Harris County District Court seeking civil penalties with regard to the alleged discharge of dioxin into the San Jacinto River since 1965 from the San Jacinto River Superfund Site. Also named as defendants in this action are McGinnis Industrial Maintenance Corporation, Waste Management, Inc. and Waste Management of Texas, Inc. Harris County is seeking civil penalties pursuant to the Texas Water Code, which provides for the imposition of civil penalties between $50 and $25,000 per day.

On April 8, 2011, the United States District Court for the Northern District of Illinois denied motions by the Company and eight other U.S. and Canadian containerboard producers to dismiss a lawsuit alleging that these producers violated the Sherman Act by conspiring to limit the supply and fix the prices of containerboard from mid-2005 to the present. Plaintiffs in the lawsuit seek certification of a nationwide class of direct purchasers of containerboard products, treble damages, and costs, including attorneys' fees. In January 2011, the Company was named as a defendant in a lawsuit filed in state court in Cocke County, Tennessee alleging that the Company and other containerboard producers violated Tennessee law by conspiring to limit the supply and fix the prices of containerboard from mid-2005 to the present. Plaintiffs in the lawsuit seek certification of a class of Tennessee indirect purchasers of containerboard products, damages, and costs, including attorneys' fees. The Company believes the allegations in both lawsuits are without merit, but both lawsuits are in preliminary stages and the costs and other effects of pending litigation cannot be reasonably estimated. Although we believe the outcome of these lawsuits will not have a material adverse effect on our business or consolidated financial statements, there can be no assurance that the outcome of any lawsuit or claim will be as expected.

The Company is currently the beneficiary of a Value Added Tax (VAT) incentive issued by the Brazilian state of Mato Grosso do Sul. On August 8, 2011, the Brazilian Supreme Court officially issued a decision judging unconstitutional several VAT incentive programs that were enacted without the approval of the Confederation of State VAT Authorities. At this time, it does not appear that the Company's incentive is affected by the decision. The cumulative benefit recorded by the Company through December 31, 2011 was $45 million.

OTHER

The Company is involved in various other inquiries, administrative proceedings and litigation relating to environmental and safety matters, contracts, sales of property, intellectual property, personal injury, labor and employment and other matters, some of which allege substantial monetary damages. While any proceeding or litigation has the element of uncertainty, the Company believes that the outcome of any of the lawsuits or claims that are pending or threatened or all of them combined (other than those that cannot be assessed due to their preliminary nature) will not have a material effect on its consolidated financial statements.